Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended	7 Months Ended	12 Months Ended	7 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended	7 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended	7 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2013 item	Sep. 30, 2012	Dec. 31, 2012 item	Dec. 31, 2011 Segment	Dec. 31, 2012 Segment	Dec. 31, 2011 Corporate	Dec. 31, 2012 Corporate	May 24, 2011 Predecessor	Dec. 31, 2010 Predecessor	May 24, 2011 Predecessor Segment	Dec. 31, 2010 Predecessor Segment	May 24, 2011 Predecessor Corporate	Dec. 31, 2010 Predecessor Corporate	Sep. 30, 2013 Facility-based physician services	Sep. 30, 2012 Facility-based physician services	Dec. 31, 2011 Facility-based physician services	Sep. 30, 2013 Facility-based physician services	Sep. 30, 2012 Facility-based physician services	Dec. 31, 2012 Facility-based physician services	Dec. 31, 2011 Facility-based physician services Segment	Dec. 31, 2012 Facility-based physician services Segment	May 24, 2011 Facility-based physician services Predecessor	Dec. 31, 2010 Facility-based physician services Predecessor	May 24, 2011 Facility-based physician services Predecessor Segment	Dec. 31, 2010 Facility-based physician services Predecessor Segment	Sep. 30, 2013 Medical transportation services	Sep. 30, 2012 Medical transportation services	Dec. 31, 2011 Medical transportation services	Sep. 30, 2013 Medical transportation services	Sep. 30, 2012 Medical transportation services	Dec. 31, 2012 Medical transportation services	Dec. 31, 2011 Medical transportation services Segment	Dec. 31, 2012 Medical transportation services Segment	May 24, 2011 Medical transportation services Predecessor	Dec. 31, 2010 Medical transportation services Predecessor	May 24, 2011 Medical transportation services Predecessor Segment	Dec. 31, 2010 Medical transportation services Predecessor Segment
Segment Information
Number of separately managed business units				2		2
Segment information
Net revenue	$ 955,888	$ 820,811	$ 1,885,811	$ 2,743,467	$ 2,428,203	$ 3,300,121					$ 1,221,790	$ 2,859,322					$ 605,105	$ 485,936	$ 1,025,003	$ 1,729,158	$ 1,403,792	$ 1,915,148			$ 642,059	$ 1,478,462			$ 350,783	$ 334,875	$ 860,808	$ 1,014,309	$ 1,024,411	$ 1,384,973			$ 579,731	$ 1,380,860
Income from operations	63,503	68,624	127,932	192,068	181,376	256,742	127,932	256,941			85,480	245,983	85,480	245,983									103,532	199,300			60,710	166,925							24,400	57,641			24,770	79,058
Segment Adjusted EBITDA	121,670	103,440		328,537	291,336		214,789	404,651					130,582	322,119									141,374	260,657			77,686	192,426							73,415	143,994			52,896	129,693
Goodwill	2,437,620		2,269,140	2,437,620		2,413,632	2,153,014	2,413,632	115,129					427,405									1,622,309	1,555,924				249,278							530,705	857,708				178,127
Intangible Assets, net	524,317		564,227	524,317		564,218						180,374							398,284			407,184				142,618					165,943			157,034				37,756
Total identifiable assets	4,649,950		4,013,108	4,649,950		4,036,833	3,778,496	4,013,513						1,463,355									2,459,724	2,468,605				678,901							1,318,772	1,544,908				784,454
Capital expenditures	19,295	19,126	46,351	45,493	44,311	60,215	44,223	54,917	2,128	5,298	18,496	49,121	17,489	46,371	1,007	2,750							1,512	12,229			1,543	2,443							42,711	42,688			15,946	43,928
Reconciliation of Segment Adjusted EBITDA to Net Income
Segment Adjusted EBITDA	121,670	103,440		328,537	291,336		214,789	404,651					130,582	322,119									141,374	260,657			77,686	192,426							73,415	143,994			52,896	129,693
Selling, general and administrative expenses	40,733	18,541	44,355	86,521	57,670	78,540				(199)	29,241	67,912
Depreciation and amortization expense	(35,175)	(30,592)	(71,312)	(104,552)	(91,844)	(123,751)					(28,467)	(65,332)
Restructuring charges	(1,319)	(2,028)	(6,483)	(4,988)	(10,751)	(14,086)
Equity-based compensation expense	(1,062)	(1,062)	(4,098)	(3,186)	(3,186)	(4,248)					(15,112)	(6,699)
Related party management fees	(20,609)	(1,250)	(3,014)	(23,109)	(3,750)	(5,000)					(399)	(1,000)
Interest expense	(46,772)	(41,322)	(104,701)	(148,526)	(126,288)	(182,607)					(7,886)	(22,912)
Realized gain (loss) on investments	158	5	41	276	366	394					(9)	2,450
Interest and other income (expense)	(52)	937	(3,151)	(13,022)	1,340	1,422					(28,873)	968
Loss on early debt extinguishment	(29,519)	(1,561)		(29,641)	(6,733)	(8,307)					(10,069)	(19,091)
Income tax expense	4,949	(11,448)	(9,328)	(3,932)	(21,952)	(27,463)					(19,242)	(79,126)
Equity in earnings of unconsolidated subsidiary	68	90	276	230	304	379					143	347
Net income	$ (7,663)	$ 15,209	$ 13,019	$ (1,913)	$ 28,842	$ 41,185					$ 20,668	$ 131,724